Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004015 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004015 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004015 | Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004015 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004015 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004015 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004015 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000004015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000004015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000004015 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004015 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004015 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159129 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159129 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159129 | Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159129 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159129 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159129 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159129 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000159129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000159129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000159129 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159129 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159129 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219337 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219337 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219337 | Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219337 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219337 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219337 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219337 | Infosys
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000219337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000219337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219337 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219337 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.60%